CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (28,756)	$ (179,721)	$ (75,562)
Adjustments to reconcile net loss to net cash used in (provided by) operating activities:
Share-based compensation	0	39	586
Depreciation of property and equipment	16,010	21,708	23,441
Amortization of right-of-use assets	970	2,131	1,956
Deferred tax benefits	(16,640)	(32,054)	(11,060)
Provision for (reversal of) credit loss for accounts receivable, loans receivable and other current assets	(19,937)	30,389	50,335
Impairment of property and equipment and land use right	55,068	151,097
Impairment of investment			270
Investment (income) loss	1,435	(2,100)	(523)
Change in fair value of securities	2,853	1,523	(828)
Amortization of transaction costs for structured note			136
Gain on disposal of property and equipment	(57)	(58)	(26)
Deemed rental expense (Note 16)	150	152	159
Changes in operating assets and liabilities:
Accounts receivable	1,759	8,383	(30,837)
Prepayments and other current assets	(21,648)	(3,183)	(10,898)
Loans receivable	(6,355)	14,932	48,440
Amounts due from related parties	745	3,242	(2,794)
Other non-current assets	14,685	5,045	(1,494)
Deferred revenue	2,952	5,750	(2,220)
Accrued expenses and other liabilities	847	(13,546)	8,571
Income tax payable	432	555	(678)
Amounts due to related parties			(323)
Other non-current liabilities	(928)	(24,275)	(12,712)
Net cash (used in) provided by operating activities	3,585	(9,991)	(16,061)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of short-term investment	54,557	56,107	62,739
Proceeds from disposal of equity investments		23,014	32,204
Proceeds from disposal of property and equipment	103	65	33
Acquisition of property and equipment	(4,802)	(979)	(10,795)
Acquisition of short-term investments	(6,579)	(54,529)	(5,474)
Acquisition of long-term investments and time deposits	(974)	(15,891)	(17,770)
Cash collected from refund of prepayment for purchase properties		6,247	9,634
Proceeds from dividend distribution from equity investments	671	543	284
Repayment of loan receivables from a related party, Shanghai Yuyue	4,487
Payment of loan to a related party, Shanghai Yuyue (Note 16)	(421)
Repayments to a related party, CIH	(33,992)	(56,428)
Net cash provided by (used in) investing activities	13,050	(41,851)	70,855
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options			7
Proceeds from loans	1,405	127,997
Repayment of loans	(16,738)	(43,527)	(340,843)
Repayment of bonds		(51,114)
Net cash provided by (used in) financing activities	(15,333)	33,356	(340,836)
Exchange rate effect on cash, cash equivalents and restricted cash	(4,828)	(1,436)	(1,464)
Net decrease in cash, cash equivalents and restricted cash	(3,526)	(19,922)	(287,506)
Cash, cash equivalents and restricted cash at beginning of year	90,437	110,359	397,865
Cash, cash equivalents and restricted cash at end of year	86,911	90,437	110,359
Supplemental schedule of cash flow information:
Income tax paid	1,503	4,877	38,162
Interest paid	9,788	13,470	7,656
Recognition of operating right-of-use assets	514	$ 479	$ 1,387
Investments acquired but not yet paid	$ 417